Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operations
Net income	$ 42	$ 17	$ 293	$ 24
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of deferred financing costs	57	12	87	29
Provision for loan losses	8	1	22	0
Net loan origination fees deferred (earned)	(98)	13	(133)	(138)
Net change in operating assets and liabilities
Other assets	7	(8)	1	(4)
Accrued interest on loans	(24)	(11)	(51)	(1)
Customer interest escrow	(117)	(8)	(62)	(74)
Accounts payable and accrued expenses	104	24	140	18
Net cash provided by (used in) operating activities	(21)	40	297	(146)
Cash flows from investing activities
Loan originations and principal collections, net	77	(1,139)	(3,941)	(303)
Net cash provided by (used in) investing activities	77	(1,139)	(3,941)	(303)
Cash flows from financing activities
Distributions to members	(75)	(16)	(140)	(22)
Proceeds from secured note payable	791	0
Repayments of secured note payable	(192)	0
Net proceeds from (repayments of) related party notes			0	(1,108)
Proceeds from unsecured notes payable	741	921	4,119	1,737
Redemptions of unsecured notes payable	(500)	0
Repayment of unsecured note payable	(375)	0	(431)	0
Payments of deferred financing costs	(14)	(17)	(68)	(82)
Net cash provided by (used in) financing activities	376	888	3,480	525
Net increase (decrease) in cash and cash equivalents	432	(211)	(164)	76
Cash and cash equivalents
Beginning of period	558	722	722	646
End of period	990	511	558	722
Supplemental disclosure of cash flow information
Cash paid for interest	47	9	149	28
Supplemental disclosure of noncash information
Conversion of debt to preferred equity			1,000	0
Reduction of debt through transfer to customer interest escrow			125	0
Non-cash investing and financing activities
Earned distribution to preferred equity holder	$ 25	$ 0	$ 0	$ 0